Income Taxes (Tables)	12 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
Schedule of Loss Before Income Taxes	For the years ended June 30, 2022 and 2023, loss before income taxes consists of:
	Years ended June 30,
	2022	2023
HK	$6,679,431	$7,444,203
U.S.	(7,482,487)	(12,297,503)
Total	$(803,056)	$(4,853,300)

Schedule of Statutory Tax Rate to Pre-Tax Income	The reconciliation of the actual income taxes to the amount of tax computed by applying the aforementioned statutory tax rate to pre-tax income is as follows:
	Years ended June 30,
	2022	2023
Expected taxation at HK statutory rate	$(132,504)	$(800,795)
Tax effect of two-tiered profits tax regime	(21,142)	(21,055)
Effect of income tax rate difference in other jurisdictions	(336,712)	(553,388)
Non-deductible expenses	116,287	61,208
Non-taxable income	(10,764)	(22,378)
Change in valuation allowance	1,455,390	2,574,664
Others	542	(7,047)
Income tax expense	$1,071,097	$1,245,303

Schedule of Company’s Deferred Tax Liabilities and Assets	Significant components of the Company’s deferred tax liabilities and assets as of June 30, 2022 and 2023 are as follows:
	Years ended June 30,
Deferred tax assets:	2022	2023
Net operating loss carryforward	$1,789,120	$3,062,787
Foreign payables	160,009	981,956
Accounts receivable impairment	-	508,980
Property, plant and equipment	(23,349)	(53,279)
Total deferred tax assets	1,925,780	4,500,444
Less: Valuation allowance	(1,925,780)	(4,500,444)
Net deferred tax asset	$-	$-

Schedule of Valuation Allowance	Movement of valuation allowance:
	Years ended June 30,
	2022	2023
At the beginning of the year	$375,307	$1,925,780
Current year addition	1,550,473	2,574,664
At the end of the year	$1,925,780	$4,500,444